Consolidated Statement of Profit and Loss (Parentheticals) - R / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Profit or loss [abstract]
Diluted earnings per share (ZAR)	R 19.29	R 15.24	R 15.65